Accumulated Other Comprehensive Income - Tax Effects on Each Component of Accumulated Other Comprehensive Income Recognized in Statements of Comprehensive Income (Loss) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Foreign currency cumulative translation adjustments, before tax	$ (54.8)	$ (43.4)	$ 12.1
Unrealized cash flow hedge gains (losses)	102.5	(42.7)	34.6
Reclassification adjustments on cash flow hedges, before tax	1.4	(44.8)	(40.6)
Adjustments to prior service cost and unrecognized actuarial assumptions, before tax	96.9	(20.9)	(56.4)
Total Other Comprehensive Income (Loss)	146.0	(151.8)	(50.3)
Foreign currency cumulative translation adjustments, tax	45.1	(69.0)	13.6
Unrealized cash flow hedge gains (losses)	16.1	(9.2)	4.0
Reclassification adjustments on cash flow hedges, tax	0.1	(6.3)	(5.5)
Adjustments to prior service cost and unrecognized actuarial assumptions, tax	18.5	(11.4)	(7.9)
Total Other Comprehensive Income (Loss)	79.8	(95.9)	4.2
Foreign currency cumulative translation adjustments, net of tax	(99.9)	25.6	(1.5)
Unrealized cash flow hedge gains/(losses), net of tax	86.4	(33.5)	30.6
Reclassification adjustments on hedges, net of tax	1.3	(38.5)	(35.1)
Adjustments to prior service cost and unrecognized actuarial assumptions, net of tax	78.4	(9.5)	(48.5)
Total Other Comprehensive Income (Loss)	$ 66.2	$ (55.9)	$ (54.5)